Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Taxes in Brazil
Income taxes	2,485	733	71	66	—	—
Income taxes - Tax settlement programs	—	—	57	56	504	552

	2,485	733	128	122	504	552

Taxes abroad	8	6	148	89	—	—

Total	2,493	739	276	211	504	552

Summary of Other Taxes

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Taxes in Brazil
Current / Deferred ICMS (VAT)	555	781	364	700	759	922	—	—
Current / Deferred PIS and COFINS	417	442	2,591	1,831	252	309	44	—
Claim to recover PIS and COFINS	—	—	820	837	—	—	—	—
CIDE	31	22	—	—	45	50	—	—
Production taxes	—	—	—	—	1,929	1,757	266	—
Withholding income taxes	—	—	—	—	232	308	—	—
Tax Settlement Program	—	—	—	—	—	2	—	—
Others	31	36	153	158	189	184	225	107

Total in Brazil	1,034	1,281	3,928	3,526	3,406	3,532	535	107
Taxes abroad	17	15	11	14	18	24	—	—

Total	1,051	1,296	3,939	3,540	3,424	3,556	535	107

Summary of Tax Liabilities Presented in Consolidated Statements of Financial Position
The following table presents changes in the balance of this program:

	12.31.2018	Payments	Use of tax loss carryforwards	Inflation indexation	Others	CTA	12.31.2019
PERT
Income taxes	607	(55)	—	30	—	(23)	559
Others taxes	—	—	—	—	1	—	1

	608	(55)	—	30	—	(23)	560

Current							56
Non-current							504

Summary of Outstanding Amount of Settlement Year	The following table presents the settlement years of the outstanding amounts under this program:

	2020	2021	2022	2023	2024	2025 onwards	Total
PERT	56	56	56	56	56	280	560

Total	56	56	56	56	56	280	560

Summary of Tax Disputes by Joining States Amnesty Settlement Programs
In 2019, in accordance with its current corporate governance process and following cost-benefit analysis, the Company elected to settle in cash VAT (ICMS) tax disputes by joining states amnesty settlement programs and taking advance of their reliefs, as shown below:

State	State Law/Decree n°	Benefits received	Disputes (*)	Reduction Benefit	Amount to be paid after benefit (**)
BA	14,085/2019	Reduction of 90% of fines and interest and 50% of Vat tax forgiveness	449	(344)	105
PE	414/2019	Reduction of 90% of interest and 43% of the fines	335	(224)	111
AM	202/2019	Reduction of 95% of fines and interest	196	(135)	61
CE	33,135/2019	Reduction of 90% of fines and interest and 50% of Vat tax forgiveness	127	(98)	29
AL	5,900/96	Reduction of 90% of fines and interest	83	(63)	20
SE	40,486/2019	Reduction of 90% of fines and interest	41	(26)	15
RS	54,853/2019 and 54,887/2019	Reduction of 60% and 90% of fines and interest and 50% of Vat tax forgiveness	76	(58)	18

			1,307	(948)	359

(*)	US$ 1.2 billion refers to previous disputes for which the likelihood of losses were deemed possible , as set out in note 19.
(*)	Amounts recognized as other taxes (US$ 230), other expenses (US$ 103), and finance expenses (US$ 33).

Summary of the Changes in the Deferred Income Taxes
The changes in the deferred income taxes (corporate income tax (IRPJ, 25%) and social contribution on net income (CSLL, 9%) are presented as follows:

	Property, Plant and Equipment
	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing (**)	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2018	(10,692)	(498)	1,661	(130)	2,201	6,031	569	2,688	534	2,364

Recognized in the statement of income for the year	2,048	(1,109)	(1,509)	(134)	208	(244)	(49)	192	(167)	(764)
Recognized in shareholders’ equity	—	—	1,916	—	—	—	—	(119)	2	1,799
Cumulative translation adjustment	1,397	205	(260)	28	(345)	(668)	(65)	(417)	(34)	(159)
Use of tax credits	—	—	—	—	—	(1,117)	—	—	(105)	(1,222)
Others	—	(26)	18	89	2	15	—	11	(101)	8

Balance at December 31, 2018	(7,247)	(1,428)	1,826	(147)	2,066	4,017	455	2,355	129	2,026

Initial application of IFRS9	—	—	—	—	—	—	—	—	—	—

Balance at January 1, 2019	(7,247)	(1,428)	1,826	(147)	2,066	4,017	455	2,355	129	2,026

Recognized in the statement of income for the year	1,497	(2,711)	(95)	(4)	(1,142)	(886)	217	146	180	(2,798)
Recognized in the statement of income of discontinued operation (***)	—	—	—	—	—	—	—	—	(612)	(612)
Recognized in shareholders’ equity	—	—	(203)	329	—	—	—	1,491	—	1,617
Cumulative translation adjustment	242	92	(114)	(9)	(51)	(54)	(17)	(56)	25	58
Use of tax credits	—	—	—	—	—	(352)	—	—	23	(329)
Tra n sfers to held for sale	—	444	(55)	17	(87)	(175)	(23)	(216)	(181)	(276)
Others	—	14	(16)	2	(4)	(39)	(2)	(10)	(3)	(58)

Balance at December 31, 2019	(5,508)	(3,589)	1,343	188	782	2,511	630	3,710	(439)	(372)

Deferred tax assets										2,680
Deferred tax liabilities										(654)

Balance at December 31, 2018										2,026

Deferred tax assets										1,388
Deferred tax liabilities										(1,760)

Balance at December 31, 2019										(372)

(*)	It mainly includes impairment adjustments, capitalized borrowing costs, and expansion of the base of assets to calculate accelerated depreciation.
(**)
The amounts presented as Loans, trade and other receivables/payables and financing relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out in note 36.2.

(***)	For more information on the discontinued operation, see note 30.

Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable)
The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) recoverable (payable) as of December 31, 2018 is set out in the following table:

	Assets	Liabilities
2020	928	21
2021	24	39
2022	46	19
2023	20	288
2024	32	705
2025 and thereafter	338	688

Recognized deferred tax assets	1,388	1,760

Brazil	245	—
Abroad	1,414	—

Unrecognized deferred tax assets	1,659	—

Total	3,047	1,760

Summary of Aging of the Unrecognized Tax Carryforwards
An aging of the unrecognized tax carryforwards, from companies abroad is set out below:

Unrecognized deferred tax assets
2021	45
2022	1
2023	13
2024	9
2025	3
2026 - 2028	234
2029 - 2031	292
2032 - 2034	563
2035 - 2037	254

Total	1,414

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate
The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2019	2018 Reclassified	2017 - Reclassified
Net income before income taxes	12,003	10,827	1,507
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,081)	(3,681)	(513)
· Tax benefits from the deduction of interest on capital distribution	728	553	(53)
· Different jurisdictional tax rates for companies abroad	1,056	355	669
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(175)	(41)	(70)
· Tax incentives (**)	443	74	168
· Tax loss carryforwards (unrecognized tax losses) (***)	(682)	(484)	(146)
· Non-taxable income (non-deductible expenses), net (****)	(1,556)	(780)	(454)
· Tax settlement programs (*****)	—	—	(1,373)
· Agreement with US authorities	—	(293)	—
· Others	69	41	75

Income taxes expense	(4,200)	(4,256)	(1,697)

Deferred income taxes	(2,798)	(370)	(400)
Current income taxes	(1,402)	(3,886)	(1,297)

Total	(4,200)	(4,256)	(1,697)

Effective tax rate of income taxes	35.0%	39.3%	112.6%

(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes tax incentives granted by dutch authorities.
(***)	As of December 31, 2019, it includes US$ 674 regarding uncertainty over income tax treatments adopted by subsidiaries abroad.
(****)	It includes results in equity-accounted investments, expenses relating to health care plan and provisions for legal proceedings.
(*****)	Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017.